                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4314

                      (Investment Company Act File Number)

                          Intermediate Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/05

               Date of Reporting Period: Six months ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2004

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.42		$10.82	$10.48	$10.34		$ 9.87	$10.56
Income From Investment Operations:
Net investment income	0.23		0.46	0.47	0.46	[1]	0.49	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.10		(0.40)	0.34	0.14	[1]	0.47	(0.69)
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.06	0.81	0.60		0.96	(0.20)
Less Distributions:
Distributions from net investment income	(0.23)		(0.46)	(0.47)	(0.46)		(0.49)	(0.49)
Net Asset Value, End of Period	$10.52		$10.42	$10.82	$10.48		$10.34	$ 9.87
Total Return [2]	3.17%		0.54%	7.85%	5.93%		9.87%	(1.89)%

Ratios to Average Net Assets:
Expenses	0.60	% [3]	0.60%	0.60%	0.60%		0.60%	0.58%
Net investment income	4.33	% [3]	4.31%	4.38%	4.42	% [1]	4.78%	4.88%
Expense waiver/reimbursement [4]	0.30	% [3]	0.29%	0.23%	0.22%		0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,806		$167,093	$159,683	$169,945		$171,493	$181,291
Portfolio turnover	6%		13%	22%	32%		28%	43%

1 Effective June 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended May 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2004		Period Ended 5/31/2004	[1]
Net Asset Value, Beginning of Period	$10.42		$10.67
Income From Investment Operations:
Net investment income	0.24		0.32
Net realized and unrealized gain (loss) on investments	0.10		(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.34		0.07
Less Distributions:
Distributions from net investment income	(0.24)		(0.32)
Net Asset Value, End of Period	$10.52		$10.42
Total Return [2]	3.30%		0.64%

Ratios to Average Net Assets:
Expenses	0.35	% [3]	0.35	% [3]
Net investment income	4.58	% [3]	4.60	% [3]
Expense waiver/reimbursement [4]	0.30	% [3]	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,400		$5,803
Portfolio turnover	6%		13	% [5]

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,031.70	$3.06
Class Y Shares	$1,000	$1,033.00	$1.78
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.06	$3.04
Class Y Shares	$1,000	$1,023.31	$1.78

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.60%
Class Y Shares	0.35%

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	39.7%	Aaa	42.7%
AA	21.1%	Aa	17.0%
A	9.7%	A	15.3%
BBB	18.7%	Baa	16.2%
BB	0.6%	Ba	0.0%
B	0.0%	B	0.0%
Not Rated by S&P	10.2%	Not Rated by Moody's	8.8%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.1% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

November 30, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--96.6%
		Alabama--1.3%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA INS), 11/1/2014	AAA/Aaa		$1,090,770
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	BBB/Baa2		1,054,020
		TOTAL			2,144,790
		Alaska--2.7%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa		4,191,160
275,000		Alaska State Housing Finance Corp., Revenue Bonds (Series Veterans Mortgage Program), 6.30% (GNMA GTD), 12/1/2009	AAA/Aaa		281,009
		TOTAL			4,472,169
		Arizona--3.8%
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	NR/Aaa		1,952,424
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	NR/Aaa		2,382,864
2,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		2,000,100
		TOTAL			6,335,388
		Arkansas--1.2%
2,000,000		Pope County, AR, Refunding Revenue Bonds, 5.05% TOBs (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005	BBB-/Baa2		2,028,780
		California--0.2%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	BBB+/Baa1		300,631
		Colorado--0.1%
130,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	NR/Aa2		131,978
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Delaware--1.7%
$1,815,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.25% (Beebe Medical Center), 6/1/2012	BBB/Baa1		$1,947,549
740,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2014	BBB/Baa1		800,154
		TOTAL			2,747,703
		District of Columbia--3.0%
500,000		District of Columbia, Carnegie Endowment Revenue Bonds, 5.75%, 11/15/2010	NR/Aa3		532,615
1,000,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	AAA/Aaa		1,110,110
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA/Aaa		3,350,820
		TOTAL			4,993,545
		Florida--0.2%
380,000		Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa		383,260
		Georgia--1.3%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	A+/A1		1,110,296
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Original Issue Yield: 6.45%), 1/1/2009	A/A2		62,399
945,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Original Issue Yield: 6.45%), 1/1/2009	A+/A2		1,064,561
		TOTAL			2,237,256
		Idaho--0.3%
405,000		Idaho Housing Agency, SFM Revenue Bonds, (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011	NR/A1		413,084
		Illinois--4.3%
300,000		Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	AA+/Aaa		328,980
1,000,000		Illinois Department Central Management Services, Certificate Participation, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	AAA/Aaa		1,100,970
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,000,000		Illinois Finance Authority, Refunding Revenue Bonds, 5.25% (OSF Health Care Systems), 11/15/2014	A/A2		$1,074,780
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/ (U.S. Treasury PRF 8/15/2009@100)/(Original Issue Yield: 5.75%), 8/15/2011	AA/Aa3		1,410,041
2,540,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series B), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA/Aa3		2,709,342
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	AA-/Aa3		577,480
		TOTAL			7,201,593
		Indiana--4.0%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1		549,500
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	AA-/A1		5,091,264
1,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	BBB/Baa2		1,038,750
		TOTAL			6,679,514
		Kansas--0.1%
120,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Collateralized Home Mortgage Program COL), 12/1/2016	NR/Aaa		121,100
		Louisiana--1.9%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCR Bonds (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	BBB/Baa2		1,055,280
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2		2,019,860
		TOTAL			3,075,140
		Massachusetts--0.8%
1,250,000		Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	BBB/NR		1,317,463
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Michigan--13.4%
$1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		$1,068,390
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.), 4/15/2027	BBB/Baa2		530,905
1,025,000		Michigan Municipal Bond Authority, Water Utility Improvements, 5.875% (U.S. Treasury PRF 10/1/2010@101), 10/1/2017	AAA/Aaa		1,183,117
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.25% (Sparrow Obligated Group, MI), 11/15/2011	A/A1		1,079,220
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		4,153,640
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa		5,597,500
3,705,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp. INS), 10/1/2007	AAA/Aaa		3,822,152
3,605,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa		3,721,189
500,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2015	A-/NR		522,315
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	A-/NR		672,016
		TOTAL			22,350,444
		Minnesota--0.6%
1,000,000		Minneapolis Special School District No. 001, MN, (Series B) Certificate Participation School Improvement Bonds, 5.125% (Minnesota State GTD), 2/1/2014	AAA/Aa2		1,056,390
		Missouri--1.5%
870,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00% (U.S. Treasury PRF 1/1/2005@101), 1/1/2016	NR/Aaa		881,702
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	NR/Aaa		131,685
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Missouri--continued
$305,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	AAA/NR		$316,133
1,000,000		Taney County, MO Reorganized School District Number R-V, GO UT, 5.80% (State Aid Withholding LOC), 3/1/2017	AA+/NR		1,072,080
		TOTAL			2,401,600
		Nevada--0.7%
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2		1,168,959
		New Hampshire--0.6%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	A-/NR		1,035,790
		New Jersey--0.3%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	BBB/Baa2		522,420
		New York--7.7%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB/A3		1,592,670
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	A/NR		1,069,350
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00% (AMBAC INS), 10/15/2007	AAA/Aaa		4,938,210
4,000,000		New York State Thruway Authority, (Series 1994B), 5.625% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(FGIC INS)/(Original Issue Yield: 5.75%), 4/1/2005	AAA/Aaa		4,048,520
1,250,000		Suffolk County, NY IDA, Industrial Development Revenue Bonds (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	NR		1,215,925
		TOTAL			12,864,675
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		North Carolina--2.7%
$1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	BBB/Baa2		$1,085,620
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	AAA/Aaa		1,179,200
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds, 7.25%, 1/1/2007	BBB+/Baa1		2,179,280
		TOTAL			4,444,100
		North Dakota--0.7%
1,055,000		North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.00%), 12/1/2010	AAA/Aaa		1,137,374
		Ohio--4.4%
3,195,000		Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	AAA/Aaa		3,420,343
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	AA/Aa2		1,092,940
1,000,000		Moraine, OH Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	BBB-/Baa2		1,137,240
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3		1,053,150
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 5.00% (John Carroll University, OH), 11/15/2012	NR/A2		545,995
		TOTAL			7,249,668
		Pennsylvania--7.4%
610,000	[2,3]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		590,023
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	NR/Baa1		1,021,150
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	AAA/Aaa		1,079,640
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	A+/NR		$1,346,778
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	BBB/Baa2		1,212,576
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	AA-/Aa3		5,213,050
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	A-/NR		1,794,438
		TOTAL			12,257,655
		Rhode Island--0.7%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	AA/NR		1,113,230
		South Carolina--1.6%
1,000,000		Beaufort County, SC School District, GO, 5.50%, 3/1/2016	AA+/Aa1		1,106,310
1,500,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.50% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2013	A-/A3		1,634,505
		TOTAL			2,740,815
		Tennessee--5.3%
1,050,000		Memphis-Shelby County, TN Airport Authority, Special Facilities Revenue Refunding Bonds, 5.05% (FedEx Corp.), 9/1/2012	BBB/Baa2		1,113,536
1,000,000		Metropolitan Government Nashville & Davidson County, TN, GO UT 5.125% (Original Issue Yield: 5.125%), 11/15/2017	AA/Aa2		1,073,930
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		4,376,960
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2010	BBB+/NR		549,320
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2011	BBB+/NR		$550,670
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2012	BBB+/NR		1,102,240
		TOTAL			8,766,656
		Texas--8.6%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	AAA/Aaa		1,094,830
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2		1,146,280
500,000		Carroll, TX Independent School District, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016	AAA/Aaa		525,265
1,000,000		El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	AAA/Aaa		1,065,860
1,000,000		Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75%, 2/15/2017	AA/Aa2		1,104,970
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	AAA/Aaa		2,184,080
1,000,000		Sabine River Authority, TX, PCR Revenue Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		1,076,390
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	AAA/Aaa		1,107,100
3,760,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA Insurance Corp. INS), 3/1/2019	AAA/Aaa		3,920,853
1,000,000		Travis Country, TX, GO UT, 5.25%, 3/1/2015	AAA/Aaa		1,089,720
		TOTAL			14,315,348
		Utah--1.3%
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.33%), 10/15/2020	AAA/Aaa		1,124,120
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		1,077,610
		TOTAL			2,201,730
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Virginia--1.9%
$1,000,000		Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		$1,032,300
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	A-/A3		2,172,740
		TOTAL			3,205,040
		Washington--5.5%
1,000,000		Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	NR/Aa3		1,084,310
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	AAA/Aaa		4,821,930
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA)/(Escrowed to Maturity U.S. Treasury COL), 7/1/2007	AAA/Aaa		2,182,340
1,000,000		Washington State, GO UT, 5.00% (Original Issue Yield: 5.20%), 1/1/2017	AA/Aa1		1,048,720
		TOTAL			9,137,300
		Wisconsin--4.5%
50,000		Appleton, WI Waterworks, Refunding Revenue Bonds, 5.375% (FGIC INS), 1/1/2015	NR/Aaa		55,014
1,000,000		Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.65% (AMBAC INS)/(Original Issue Yield: 5.70%), 5/1/2016	AAA/Aaa		1,077,840
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	AA/Aa3		1,068,430
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Services), 8/15/2014	A/A2		1,091,397
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A), 6.00% (U.S. Treasury PRF 7/1/2005@102), 7/1/2011	AA-/Aa3		3,128,910
1,000,000		Wisconsin State Transportation, (Series A), 5.50% (FGIC INS), 7/1/2015	AAA/Aaa		1,121,930
		TOTAL			7,543,521
		Wyoming--0.3%
500,000		Laramie County, WY School District No. 2, GO UT, 5.90% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 6/1/2012	AAA/Aaa		514,760
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,871,573)			160,610,869
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--2.2%
		Indiana--1.6%
$2,700,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(J.P.Morgan Chase Bank LIQ)	A-1+/VMIG1		$2,700,000
		Mississippi--0.6%
900,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	NR/P-1		900,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			3,600,000
		TOTAL INVESTMENTS--98.8% (IDENTIFIED COST $155,471,573) [4]			164,210,869
		OTHER ASSETS AND LIABILITIES - NET--1.2%			1,995,466
		TOTAL NET ASSETS--100%			$166,206,335

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.4% of the portfolio as calculated based upon total market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, this security amounted to $590,023 which represents 0.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At November 30, 2004, this security amounted to $590,023 which represents 0.4% of total net assets.

4 The cost of investments for federal tax purposes amounts to $155,464,946.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $155,471,573)		$164,210,869
Cash		45,598
Income receivable		2,326,686
Receivable for investments sold		25,000
Receivable for shares sold		139,613
TOTAL ASSETS		166,747,766
Liabilities:
Payable for shares redeemed	$62,659
Income distribution payable	431,642
Payable for shareholder services fee (Note 5)	32,535
Accrued expenses	14,595
TOTAL LIABILITIES		541,431
Net assets for 15,793,380 shares outstanding		$166,206,335
Net Assets Consist of:
Paid-in capital		$162,958,320
Net unrealized appreciation of investments		8,739,296
Accumulated net realized loss on investments		(5,492,257)
Undistributed net investment income		976
TOTAL NET ASSETS		$166,206,335
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($159,806,457 ÷ 15,185,294 shares outstanding), no par value, unlimited shares authorized		$10.52
Class Y Shares:
($6,399,878 ÷ 608,086 shares outstanding), no par value, unlimited shares authorized		$10.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2004 (unaudited)

Investment Income:
Interest			$4,087,718
Expenses:
Investment adviser fee (Note 5)		$331,645
Administrative personnel and services fee (Note 5)		95,261
Custodian fees		5,160
Transfer and dividend disbursing agent fees and expenses (Note 5)		19,596
Directors'/Trustees' fees		5,919
Auditing fees		8,003
Legal fees		2,813
Portfolio accounting fees		34,936
Shareholder services fee--Institutional Shares (Note 5)		199,901
Share registration costs		22,966
Printing and postage		11,108
Insurance premiums		4,088
Miscellaneous		4,517
TOTAL EXPENSES		745,913
Waivers (Note 5):
Waiver of investment adviser fee	$(234,043)
Waiver of administrative personnel and services fee	(16,719)
Waiver of transfer and dividend disbursing agent fees and expenses	(997)
TOTAL WAIVERS		(251,759)
Net expenses			494,154
Net investment income			3,593,564
Realized and Unrealized Gain on Investments:
Net realized gain on investments			357,204
Net change in unrealized appreciation of investments			1,276,958
Net realized and unrealized gain on investments			1,634,162
Change in net assets resulting from operations			$5,227,726

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2004	Year Ended 5/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,593,564	$7,575,850
Net realized gain on investments	357,204	102,131
Net change in unrealized appreciation/depreciation of investments	1,276,958	(6,684,755)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,227,726	993,226
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,457,564)	(7,455,056)
Class Y Shares	(134,819)	(115,970)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,592,383)	(7,571,026)
Share Transactions:
Proceeds from sale of shares	23,160,164	66,147,192
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund	--	34,375,294
Net asset value of shares issued to shareholders in payment of distributions declared	922,714	2,003,962
Cost of shares redeemed	(32,408,083)	(82,735,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,325,205)	19,791,004
Change in net assets	(6,689,862)	13,213,204
Net Assets:
Beginning of period	172,896,197	159,682,993
End of period (including undistributed (distributions in excess of) net investment income of $976 and $(205), respectively)	$166,206,335	$172,896,197

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004 (unaudited)

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. Effective October 2, 2003, Class Y Shares were added to the Fund. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

On September 26, 2003, the Fund received a tax-free transfer of assets from Riggs Intermediate Tax Free Bond Fund, as follows:

	Shares of Federated Intermediate Municipal Trust Issued	Riggs Intermediate Tax Free Bond Fund Net Assets Received	Riggs Intermediate Tax Free Bond Fund Unrealized Appreciation	[1]	Net Assets of Federated Intermediate Municipal Trust Prior to Combination	Net Assets of Riggs Intermediate Tax Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Intermediate Municipal Trust Immediately After Combination
Institutional Shares	3,230,801	$34,375,294	$2,624,304		$153,234,592	$34,375,294	$187,609,886

1 Unrealized appreciation is included in the Riggs Intermediate Tax Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 11/30/2004		Year Ended 5/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,060,048	$21,789,367	5,604,173	$59,531,781
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Intermediate Tax-Free Bond Fund	--	--	3,230,801	34,375,294
Shares issued to shareholders in payment of distributions declared	87,596	922,714	188,941	2,003,962
Shares redeemed	(3,002,951)	(31,581,711)	(7,744,807)	(82,060,109)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(855,307)	$(8,869,630)	1,279,108	$13,850,928

	Six Months Ended 11/30/2004		Period Ended 5/31/2004 [1]
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	129,885	$1,370,797	620,777	$6,615,411
Shares redeemed	(78,841)	(826,372)	(63,735)	(675,335)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	51,044	$544,425	557,042	$5,940,076
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(804,263)	$(8,325,205)	1,836,150	$19,791,004

1 Reflects operations for the period October 2, 2003 (date of initial public investment) to May 31, 2004.

4. FEDERAL TAX INFORMATION

At November 30, 2004, the cost of investments for federal tax purposes was $155,464,946. The net unrealized appreciation of investments for federal tax purposes was $8,745,923. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,851,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $106,053.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At May 31, 2004, the Fund had a capital loss carryforward of $5,855,320 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,777,980
2009	$2,077,340

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $2,413, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended November 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $33,850,000 and $32,950,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended November 30, 2004, were as follows:

Purchases	$9,754,467
Sales	$20,411,633

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

8010413 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/  Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005